Insurance-Related Accounts - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Liability for Future Policy Benefit, by Product Segment [Line Items]
Combined amounts of statutory net equity of insurance subsidiaries which is not measured in accordance with U.S. GAAP	¥ 362,267	¥ 282,846
Life insurance revenues	723,399	654,986	600,291
Non-life insurance revenues	81,974	76,958	71,037
Amortization charged to income	55,416	55,427	59,249
Future insurance policy benefits	¥ 3,532,626	¥ 3,202,066
Interest rates sensitive whole life contracts	2.00%
Minimum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Interest rates for future policy benefit based on market conditions and expected investment returns	1.40%
Credited rates associated with investment contracts	0.10%
Maximum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Interest rates for future policy benefit based on market conditions and expected investment returns	4.50%
Credited rates associated with investment contracts	6.30%